Acquisition of Richmond Mines Ltd. (Narrative) (Details) - Richmont Mines Ltd [Member] $ in Millions	Nov. 23, 2017 USD ($) shares
Disclosure of detailed information about business combination [line items]
Conversion of Richmont units to Alamos units (note 5) | shares	88,398,804
Number of shares issued, business combination, value	$ 615.3
Share based compensation, acquisitions	$ 12.1
Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Conversion ratio of shares	1.385